UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05977)
Exact name of registrant as specified in charter: Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008
Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (100.0%)(a)

	Rating(RAT)	Principal amount	Value

New Jersey (88.2%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC
7.4s, 3/1/10	Aaa	$2,000,000	$2,170,920
7.4s, 3/1/09	Aaa	1,000,000	1,053,710
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25
(SEG)	Aaa	2,009,000	2,073,429
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/21	Aaa	5,405,000	5,714,112
Essex Cnty., Impt. Auth. Rev. Bonds, Ser. 06, AMBAC,
5 1/4s, 12/15/20	Aaa	1,000,000	1,086,820
Freehold Twp., Board of Ed. G.O. Bonds, MBIA, 5s,
2/15/15	Aaa	200,000	213,958
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
5s, 3/1/19	Aaa	1,500,000	1,607,055
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	Aaa	1,720,000	1,900,204
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	Aaa	1,700,000	1,877,446
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), MBIA, 6 1/8s, 4/1/16
(Prerefunded)	Aaa	890,000	951,472
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	2,750,000	2,800,435
(North Brunswick Twp.), Ser. A, FGIC, 5s, 10/1/20	Aaa	1,000,000	1,032,020
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
MBIA, 6 1/4s, 8/15/10	Aaa	1,900,000	1,967,412
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,275,431
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC
5 1/8s, 2/1/17	Aaa	505,000	522,574
5 1/8s, 2/1/17 (Prerefunded)	Aaa	495,000	517,844
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA, 5s,
9/1/24	Aaa	1,225,000	1,259,802
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), MBIA, 5 1/4s, 1/1/22 (Prerefunded)	Aaa	2,260,000	2,438,563
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/P	1,000,000	1,138,140
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,300,000	1,315,665
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,546,560
(Burlington Coat Factory), 6 1/8s, 9/1/10	Aa3	1,010,000	1,018,272
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,760,721
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	1,200,000	1,224,096
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	Aaa	1,500,000	1,516,725
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	200,000	189,338
(School Fac. Construction), Ser. P, 5s, 9/1/30	AA-	2,040,000	2,073,558
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	3,090,630
(School Fac. Construction), Ser. G, AMBAC, 5s, 9/1/26
(Prerefunded)	AAA	5,000,000	5,324,200
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	Aaa	400,000	413,880
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	Aaa	2,545,000	2,639,878
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,527,930
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	Aaa	5,000,000	5,947,550
(Atlantic City Med.), 6 1/4s, 7/1/17	A+	560,000	598,511
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded)	A+	440,000	488,290
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,739,080
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	723,370
(Atlantic City Med.), 5 3/4s, 7/1/25 (Prerefunded)	A+	555,000	603,773
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	718,844
(Englewood Hosp.), MBIA, FHA Insd., 5 1/4s, 8/1/16	Aaa	1,655,000	1,751,553
(Englewood Hosp.), MBIA, FHA Insd., 5 1/4s, 2/1/16	Aaa	1,615,000	1,705,521
(Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21	AA	1,010,000	1,014,101
(Englewood Hosp.), MBIA, FHA Insd., 5s, 8/1/31	Aaa	1,250,000	1,272,775

(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	505,058
(South Jersey Hosp.), 5s, 7/1/25	A3	2,430,000	2,349,130
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A+	1,500,000	1,512,645
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/19	A-	595,000	607,299
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	988,420
NJ State G.O. Bonds, FGIC, 6s, 2/15/11	Aaa	4,065,000	4,370,119
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,057,536
NJ State Bldg. Auth. Rev. Bonds, Ser. A
5 1/8s, 6/15/19 (Prerefunded)	AA-	2,055,000	2,133,707
5 1/8s, 6/15/18 (Prerefunded)	AA-	1,455,000	1,510,727
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded)	AAA	1,250,000	1,419,125
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,030,320
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	998,870
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,000,000	1,014,490
(Rowan U.), Ser. B, FGIC, 5s, 7/1/31 (Prerefunded)	Aaa	1,600,000	1,689,088
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	Aaa	3,590,000	3,839,900
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/27	Aaa	1,980,000	2,038,232
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/26	Aaa	1,980,000	2,042,562
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	Aaa	1,110,000	1,148,151
(Rowan U.), Ser. C, MBIA, 5s, 7/1/21 (Prerefunded)	Aaa	1,565,000	1,673,940
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	Aaa	4,315,000	4,556,942
NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B,
3.91s, 7/1/21	VMIG1	4,800,000	4,800,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. E1, FSA, 5.7s, 5/1/20	Aaa	450,000	461,331
(Home Buyer), Ser. AA, MBIA, 5.3s, 4/1/26	AAA	630,000	630,435
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.)
6.2s, 1/1/10 (Prerefunded)	AAA	1,500,000	1,551,210
5 5/8s, 1/1/30 (Prerefunded)	AAA	3,000,000	3,157,500
NJ State Tpk. Auth. Rev. Bonds
Ser. C, MBIA, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	4,000,000	4,569,240
Ser. A, FSA, 5s, 1/1/20	AAA	6,000,000	6,217,080
NJ Waste Wtr. Treatment Rev. Bonds (Waste Wtr.
Treatment Trust), Ser. B, 7s, 5/15/09	Aa2	2,955,000	3,109,517
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, 5 1/4s, 4/1/17	Aaa	1,130,000	1,237,621
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, MBIA,
5 1/4s, 1/1/22	Aaa	2,000,000	2,179,080
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aaa	1,800,000	1,846,944
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	4,500,000	4,834,395
Ser. E, FGIC, 5s, 5/1/25	Aaa	1,330,000	1,368,570
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser.
A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,289,025
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,264,963
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	1,000,000	1,042,370
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	AAA	1,500,000	1,682,595
6s, 6/1/37 (Prerefunded)	AAA	4,500,000	4,937,625
Ser. 1A, 5s, 6/1/29	BBB	2,200,000	1,987,326
Ser. 1A, 4 1/2s, 6/1/23	BBB	4,125,000	3,916,688
4 3/8s, 6/1/19 (Prerefunded)	AAA	490,000	492,470
Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30
(Prerefunded)	Aaa	2,500,000	2,611,875
U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA,
6 1/2s, 12/1/12 (Prerefunded)	Aaa	6,000,000	6,459,900
			169,940,189

New York (3.3%)
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	AA-	5,000,000	5,699,800
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	606,474
			6,306,274

Pennsylvania (4.7%)
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/14 (Prerefunded)	A2	710,000	762,128
5 1/4s, 7/1/14	A2	540,000	573,280
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	Aaa	7,500,000	7,780,725
			9,116,133

Puerto Rico (3.0%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, 5 1/2s, 7/1/13	A-	555,000	588,572
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	Baa3	1,250,000	1,276,475
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	700,000	699,986
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,060,820
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A
5 1/4s, 8/1/24	Baa3	1,250,000	1,291,563
5s, 8/1/10	Baa3	750,000	770,768

			5,688,184

Virgin Islands (0.8%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	1,500,000	1,562,115

TOTAL INVESTMENTS

Total investments (cost $185,812,263) (b)			$192,612,895

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	30	$3,271,406	Dec-07	$17,801

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$2,000,000 (E)	2/28/18	3.846%	USD-SIFMA Municipal Swap
			Index	$(7,123)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$1,150,000 (F)	2/28/08	-	Municipal Market	$215
			Data AAA
			municipal 10
			Year rate

Lehman Brothers Special Financing, Inc.
1,150,000	2/29/08	-	4.27% minus	133
			Lehman Brothers
			Municipal Swap
			Index

Merrill Lynch Capital Services
1,500,000 (F)	11/30/07	3 month USD-	Municipal Market	(37)
		LIBOR-BBA	Data AAA
			municipal 10
			Year rate

Total				$311

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $192,702,888.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $185,812,263, resulting in gross unrealized appreciation and depreciation of $7,576,057 and $775,425, respectively, or net unrealized appreciation of $6,800,632.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

At August 31, 2007, liquid assets totaling $3,285,639 have been designated as collateral for open swap contracts and futures contracts.

The rates shown on VRDN's are the current interest rates at August 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Education	17.8%
State government	17.1
Transportation	16.7
Health care	14.1
Local government	10.8

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

MBIA	20.7%
FSA	16.6
FGIC	14.3

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:  During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007